File No. 333-101231

File No. 811-21254

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 19

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 20

WOODMENLIFE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

WOODMEN OF THE WORLD LIFE INSURANCE SOCIETY

(Name of Depositor)

1700 Farnam St.

Omaha, NE 68102

(Address of the Depositor’s Principal Executive Office)

1-877-664-3332

(Depositor’s Telephone Number, including Area Code)

Matthew E. Ellis, Esq.

1700 Farnam St.

Omaha, Nebraska 68102

402-271-7223

(Name and Address of Agent for Service of Process)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Eversheds Sutherland (US) LLP

700 Sixth St., NW, Suite 700

Washington, DC 20001-3980

202-383-0660

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on date of filing pursuant to paragraph (a) (1) of Rule 485

Securities being offered: Individual Flexible Premium Deferred Variable Annuity Certificates

Filed Pursuant to Rule 485(b)

Registration Statement No. 333-101231

Registration Statement No. 811-21254

SUPPLEMENT FOR

WOODMENLIFE VARIABLE ANNUITY ACCOUNT

Woodmen of the World Life Insurance Society

1700 Farnam Street

Omaha, Nebraska 68102

1-877-664-3332

Prospectus dated May 1, 2018

Date of Supplement: September 4, 2018

This Supplement amends certain information contained in your WoodmenLife Variable Annuity Prospectus, dated May 1, 2018 (the “Prospectus”). In particular, this Supplement describes certain changes to the administration and payment of death benefits involving multiple beneficiaries. The information in this Supplement supplements, modifies and supersedes some of the information contained in the Prospectus. This Supplement forms a part of, and must be accompanied or preceded by, the Prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference.

Effective September 4, 2018, the Prospectus is amended as follows:

We have modified the language on page 26 under the heading “CALCULATION AND DISTRIBUTION OF DEATH PROCEEDS” in order to reflect changes to the requirements to the administration and payment of death benefits involving multiple beneficiaries.

The first and second paragraphs under the section entitled “CALCULATION AND DISTRIBUTION OF DEATH PROCEEDS” are amended as follows:

“The determination of the death benefit will be made on the date we receive written notice and due proof of death as well as all required claims forms in good order from all beneficiaries at our Home Office. No one is entitled to a death benefit until this time. Due proof of death occurs when we receive one of the following at our Home Office:

•	A certified copy of a death certificate; or

•	A certified copy of a court decree reciting a finding of death; or

•	Any other proof satisfactory to us.

A beneficiary may elect to receive a lump sum payment or other method of payment that we may make available, subject to the rules of distribution discussed below. If a beneficiary requests payment of Death Benefit proceeds in a lump sum, we generally will pay the beneficiary within seven (7) calendar days after we receive written notice and due proof of death as well as all required claims forms in good order from all beneficiaries at our Home Office. Death Benefit proceeds are equal to or greater than the minimum value required by law.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

EXPLANATORY COMMENT

The prospectus and statement of additional information included in Post-Effective Amendment No. 18 under the Securities Act of 1933 and Post-Effective Amendment No. 19 under the Investment Company Act of 1940 to the Registration Statement of the WoodmenLife Variable Annuity Account are incorporated herein by reference.

Part C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)(1) Financial Statements

All required financial statements are included in Part B of this filing. We are providing audited financial statements for both the Account and the Depositor for the period ending December 31, 2017.

(a)(2) Financial Statement Schedules

Report of Independent Registered Public Accounting Firm on Schedules

Schedule I – Summary of Investments Other Than Investments in Related Parties as of December 31, 2017

Schedule III – Supplementary Insurance Information as of December 31, 2017, 2016, and 2015, and for each of the years then ended

Schedule IV – Reinsurance as of December 31, 2017, 2016, and 2015, and for each of the years then ended

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits

(1)	Certified resolution of the Board of Directors of Woodmen the World Life Insurance Society (“WoodmenLife”) Establishing WoodmenLife Variable Annuity Account (the “Account”)	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(2)	Not Applicable.

(3)	Draft of Distribution Agreement between WoodmenLife and Woodmen Financial Services, Inc.	Incorporated herein by reference from the Initial filing of this Registration Statement (No. 333-1012331) as filed with the Securities And Exchange Commission on November 15, 2002

(4)(a)	Form of Variable Annuity Certificate	Incorporated herein by reference from Exhibit (4)(a) to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002

(4)(b)	Form of IRA endorsement	Incorporated herein by reference from Exhibit (4) (b) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 30, 2007.

(4)(c)	Form of Roth IRA endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(4)(d)	Form of SIMPLE IRA Endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(4)(e)	Form of 403(b) TSA Endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(5)(a)	Certificate Application	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(b)	Form of IRA disclosure statement	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(c)	Form of Roth IRA disclosure statement	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(d)	Form of SIMPLE IRA disclosure statement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 25, 2006

(6)	Woodmen of the World Life Insurance Society Society Articles of Incorporation and Constitution and Laws	Incorporated herein by reference from Exhibit (6) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange C Commission on April 26, 2017.

(7)	Not Applicable.

(8)(a)	Draft of Participation Agreement (Summit (k/n/a Calvert))	Incorporated herein by reference from Exhibit (8)(a) to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002.

(8)(b)	Draft of Participation Agreement (Fidelity)	Incorporated herein by reference from the filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on May 16, 2003.

(8)(c)	Draft of Administrative Services Agreement (Summit (k/n/a Calvert))	Incorporated herein by reference from Exhibit (8)(c) To Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002.

(8)(d)	Draft of Services Agreement (Fidelity)	Incorporated herein by reference from the filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on May 16, 2003.

(8)(e)	Draft of Participation Agreement (PIMCO)	Incorporated herein by reference from Exhibit (8)(e) to Post-Effective Amendment No. 1 To Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on or about April 30, 2004.

(8)(f)	Draft of Services Agreement (PIMCO)	Incorporated herein by reference from Exhibit (8)(f) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on or about April 30, 2004.

(8)(g)	Draft of Participation Agreement (Franklin Templeton)	Incorporated herein by reference from Exhibit 8(g) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.

(8)(h)	Draft of Shareholder Information Agreement (Franklin Templeton)	Incorporated herein by reference from Exhibit 8(h) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.

(8)(i)	Fund Participation and Service Agreement (American Funds)	Incorporated herein by reference from Exhibit 8(i) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 31, 2014.

(8)(j)	Business Agreement (American Funds)	Incorporated herein by reference from Exhibit 8(j) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 31, 2014.

(8)(k)	22c-2 Agreement (American Funds)	Incorporated herein by Reference from Exhibit 8(k) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 31, 2014.

(8)(m)	Fund Participation Agreement (Eaton Vance)	Incorporated herein by reference from Exhibit (8)(m) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 26, 2017.

(9)	Opinion and Consent of Lynn Espeland	Incorporated herein by reference from Exhibit (9) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 30, 2009.

(10)	Consent of Ernst & Young, LLP	Filed herewith

(11)	Not Applicable.

(12)	Not Applicable.

(99.1)	Powers of Attorney from	Incorporated herein by reference from Exhibit (99.1) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 26, 2017.
Danny E. Cummins,
Dwayne H. Tucker
Wesley A. Dodd Jr.,
Michael C. Shealy,
Dr. James W. Bosler III,
Daniel W. Rice III,
Dr. James W. Shaver,
Daryl J. Doise,
Mark L. Schreier,
Ronald H. Aldridge,
Patrick L. Dees,
Matthew E. Ellis,
Denise M. McCauley,
Robert T. Maher, and
Annette M. Devine

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS*	Positions and Offices With Depositor

Patrick L. Dees	President & CEO & Chairman of the Board

Denise M. McCauley	Executive Vice President, Chief Operating Officer, Director

Matthew E. Ellis	Executive Vice President, Secretary & General Counsel, Director

Robert T. Maher	Executive Vice President, Chief Financial Officer, Director

S. Kyle McMahan	Senior Vice President, Chief Distribution & Marketing Officer

Lynn E. Espeland	Vice President, Legal and Chief Compliance Officer

Randall P. Rotschafer	Vice President, Chief Risk Officer

Jerry G. Smolinksi	Vice President, Business Technology

Annette M. Devine	Vice President, Accounting Services

Karla J. Gochenour	Vice President, Human Resources

Steven T. McKern	Vice President, Administrative Services

C. Shawn Bengston	Vice President, Investment

Lee A. Janecek	Vice President, Certificate Administration & Chief Underwriter

Lori Howard	Vice President, Marketing

Jon R. Aerni	Vice President, Actuary & Chief Actuary

Paula S. Mau	Vice President, Chief Security Official

Charles R. Driffill	Vice President, Sales

Don L. Molineu	Vice President, Fraternal

Dr. James W. Bosler III	Director

Daniel W. Rice III	Director

Dr. James W. Shaver	Director

Michael C. Shealy	Director

Wesley A. Dodd Jr.	Director

Daryl J. Doise	Director

Danny E. Cummins	Director

Ronald H. Aldridge	Director

Mark L. Schreier	Director

Dwayne H. Tucker	Director

*	The principal business address of each person is Woodmen of the World Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of Woodmen of the World Life Insurance Society, the Depositor, established by the Board of Directors of the Depositor in 2001 pursuant to the laws of the State of Nebraska. The Depositor is a fraternal benefit society organized under the laws of the State of Nebraska and is owned by and operated for its members. It has no shareholders and is not subject to the control of any affiliated persons. Depositor controls its wholly-owned direct subsidiary, WFS Holdings, Inc., a Nebraska corporation which is a holding company with no independent operations. WFS Holdings, Inc. controls its wholly-owned subsidiary, Woodmen Financial Services, Inc., a Nebraska corporation that is a broker-dealer and principal underwriter hereunder. WFS Holdings also controls one other wholly owned subsidiary, Woodmen Insurance Agency, Inc. All are located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 27. NUMBER OF CERTIFICATE HOLDERS

As of March 31, 2018, there were 5,917 Qualified Certificates outstanding and 2,617 Nonqualified Certificates outstanding.

ITEM 28. INDEMNIFICATION

Article 3 section 5 of the Constitution and Laws of Woodmen of the World Life Insurance Society contains provisions governing the indemnification of officers and employees of the depositor it provides:

“Sec. 5. Indemnification of Officers and Employees. Every officer or employee and every former officer or employee of the Society shall be indemnified against losses or judgments assessed against him by a court of competent jurisdiction and for expenses actually and reasonably incurred by him in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made a party by reason of serving this Society, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be guilty of fraud, gross negligence or malfeasance in the performance of duty.”

Under the Nebraska Business Corporation Act, a Nebraska corporation, such as Woodmen Financial Services, Inc., is required to indemnify a director and officer who was wholly successful in the defense of any proceeding to which such person was a party because of his or her position as a director or officer against reasonable expenses, including attorneys’ fees, incurred in connection with such proceeding. Under the Nebraska Business Corporation Act, a Nebraska corporation, is permitted, but not required, to indemnify a director or officer against liability if such person conducted himself or herself in good faith, and the director or officer reasonably believed that his or her conduct was in the best interests of the corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Woodmen Financial Services, Inc. is the Registrant’s principal underwriter and is not the principal underwriter, depositor, sponsor or investment adviser of any investment company, other than the Registrant.

(b) Director, Officers and Managers of Woodmen Financial Services, Inc.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH THE UNDERWRITER

Timothy K. Buderus	CEO, President, Director

Robert T. Maher	Chairman of the Board

Matthew E. Ellis	Director & Secretary

S. Kyle McMahan	Director

Patrick K. Megel	Director

Lindsey Eblen	Treasurer and Financial and Operations Principal

Adam Rosauer	Chief Compliance Officer and Manager of Operations

Jordan Mawson	Assistant Treasurer

Annette M. Devine	AML Officer

*	The principal business address of all of the persons listed above is Woodmen of the World Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102.

(c) The following information shows all commissions and other compensation received by the sole underwriter, Woodmen Financial Services, Inc., directly or indirectly, from the Registrant from inception to the Registrant’s last fiscal year, for providing underwriting services.

	Brokerage Commissions (Gross)	Compensation to the underwriter (net)
2017	$2,071,174.95	$1,972,826.11

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the depositor at its home office located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments for the purchase of the Certificates offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Depositor for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Depositor at the address or phone number listed in the prospectus.

(d) Woodmen of the World Life Insurance Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that WoodmenLife will comply with paragraphs numbered (1) through (4) of that letter.

(e) Woodmen of the World Life Insurance Society represents that in connection with its offering of the Certificates as funding vehicles for certain retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated August 30, 2012, to ING Life Insurance and Annuity Company regarding Sections 22(e) and 27(i)(2)(a) of the Investment Company Act of 1940, and that WoodmenLife will comply with the requirements set forth in the no-action letter for entities relying on that no-action position.

(f) Woodmen of the World Life Insurance Society represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Woodmen of the World Life Insurance Society.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WoodmenLife Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned thereunto duly authorized, in the City of Omaha, State of Nebraska, on this 4th day of September, 2018.

WoodmenLife Variable Annuity Account (Registrant) By: Woodmen of the World Life Insurance Society (Depositor, on behalf of itself and Registrant)

By:	*

Patrick L. Dees
President & CEO & Chairman of the Board

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

All of the Board of Directors of Woodmen of the World Life Insurance Society

* Daryl J. Doise	Director	September 4, 2018

* Daniel W. Rice III	Director	September 4, 2018

* Dr. James W. Bosler III	Director	September 4, 2018

* Dr. James W. Shaver	Director	September 4, 2018

* Michael C. Shealy	Director	September 4, 2018

* Wesley A. Dodd Jr.	Director	September 4, 2018

* Danny E. Cummins	Director	September 4, 2018

* Ronald H. Aldridge	Director	September 4, 2018

* Mark L. Schreier	Director	September 4, 2018

* Dwayne H. Tucker	Director	September 4, 2018

* Patrick L. Dees	Director, President & CEO & Chairman of the Board	September 4, 2018

* Denise M. McCauley	Director, Executive Vice President, Chief Operating Officer	September 4, 2018

/s/ Matthew E. Ellis Matthew E. Ellis	Director, Executive Vice President, Secretary & General Counsel	September 4, 2018

* Robert T. Maher	Director, Executive Vice President, Chief Financial Officer	September 4, 2018

*By:	/s/ Matthew E. Ellis
Matthew E. Ellis
Pursuant to Powers of Attorney

Signature	Title	Date

* Annette M. Devine	Vice President, Accounting Services	September 4, 2018

EXHIBIT INDEX

No.	Exhibit

(10)	Filed herewith